UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22294

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: July 1, 2016–June 30, 2017

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22294
Reporting Period: 07/01/2016 - 06/30/2017
Western Asset Investment Grade Defined Opprtunity Trust Inc.

========== Western Asset Investment Grade Defined Opportunity Trust  ===========
==========                           Inc.                            ===========

CITIGROUP INC.

Ticker:       C              Security ID:  172967424
Meeting Date: APR 25, 2017   Meeting Type: Annual
Record Date:  FEB 27, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   ELECTION OF DIRECTOR: MICHAEL L. CORBAT For       Abstain      Management
1B.   ELECTION OF DIRECTOR: ELLEN M. COSTELLO For       Abstain      Management
1C.   ELECTION OF DIRECTOR: DUNCAN P. HENNES  For       Abstain      Management
1D.   ELECTION OF DIRECTOR: PETER B. HENRY    For       Abstain      Management
1E.   ELECTION OF DIRECTOR: FRANZ B. HUMER    For       Abstain      Management
1F.   ELECTION OF DIRECTOR: RENEE J. JAMES    For       Abstain      Management
1G.   ELECTION OF DIRECTOR: EUGENE M. MCQUADE For       Abstain      Management
1H.   ELECTION OF DIRECTOR: MICHAEL E.        For       Abstain      Management
      O'NEILL
1I.   ELECTION OF DIRECTOR: GARY M. REINER    For       Abstain      Management
1J.   ELECTION OF DIRECTOR: ANTHONY M.        For       Abstain      Management
      SANTOMERO
1K.   ELECTION OF DIRECTOR: DIANA L. TAYLOR   For       Abstain      Management
1L.   ELECTION OF DIRECTOR: WILLIAM S.        For       Abstain      Management
      THOMPSON, JR.
1M.   ELECTION OF DIRECTOR: JAMES S. TURLEY   For       Abstain      Management
1N.   ELECTION OF DIRECTOR: DEBORAH C. WRIGHT For       Abstain      Management
1O.   ELECTION OF DIRECTOR: ERNESTO ZEDILLO   For       Abstain      Management
      PONCE DE LEON
2     PROPOSAL TO RATIFY THE SELECTION OF     For       Abstain      Management
      KPMG LLP AS CITI'S INDEPENDENT
      REGISTERED PUBLIC ACCOUNTING FIRM FOR
      2017.
3     ADVISORY VOTE TO APPROVE CITI'S 2016    For       Abstain      Management
      EXECUTIVE COMPENSATION.
4     ADVISORY VOTE TO APPROVE THE FREQUENCY  1 year    Abstain      Management
      OF FUTURE ADVISORY VOTES ON EXECUTIVE
      COMPENSATION.
5     STOCKHOLDER PROPOSAL REQUESTING A       Against   Abstain      Shareholder
      REPORT ON THE COMPANY'S POLICIES AND
      GOALS TO REDUCE THE GENDER PAY GAP.
6     STOCKHOLDER PROPOSAL REQUESTING THAT    Against   Abstain      Shareholder
      THE BOARD APPOINT A STOCKHOLDER VALUE
      COMMITTEE TO ADDRESS WHETHER THE
      DIVESTITURE OF ALL NON-CORE BANKING
      BUSINESS SEGMENTS WOULD ENHANCE
      SHAREHOLDER VALUE.
7     STOCKHOLDER PROPOSAL REQUESTING A       Against   Abstain      Shareholder
      REPORT ON LOBBYING AND GRASSROOTS
      LOBBYING CONTRIBUTIONS.
8     STOCKHOLDER PROPOSAL REQUESTING AN      Against   Abstain      Shareholder
      AMENDMENT TO THE GENERAL CLAWBACK
      POLICY TO PROVIDE THAT A SUBSTANTIAL
      PORTION OF ANNUAL TOTAL COMPENSATION
      OF EXECUTIVE OFFICERS SHALL BE
      DEFERRED AND FORFEITED, IN PART OR
      WHOLE, AT THE DISCRETION OF THE BOARD,
      TO HELP
9     STOCKHOLDER PROPOSAL REQUESTING THAT    Against   Abstain      Shareholder
      THE BOARD ADOPT A POLICY PROHIBITING
      THE VESTING OF EQUITY-BASED AWARDS FOR
      SENIOR EXECUTIVES DUE TO A VOLUNTARY
      RESIGNATION TO ENTER GOVERNMENT
      SERVICE.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Investment Grade Defined Opportunity Trust Inc.

By:	/s/ Jane Trust Jane Trust Chairman, President and Chief Executive Officer

Date:	August 11, 2017